RBC FUNDS TRUST

RBC BlueBay High Yield Bond Fund (the "Fund")

Supplement dated April 13, 2020 to the RBC BlueBay Funds Prospectus (the "Prospectus") dated January

28, 2020 and Statement of Additional Information ("SAI") dated January 28, 2020.

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Thomas Kreuzer no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Kreuzer in the Prospectus and SAI are hereby deleted in their entirety.

The portfolio manager information in the section titled "Portfolio Managers" on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

∙ Justin Jewell, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

∙     Tim Leary, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2019.

∙ Andrzej Skiba, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2020.

The following information is hereby added to the list of the Fund's portfolio managers in the section titled "Portfolio Managers" on page 50 of the Fund's Prospectus:

Total Years
			of Financial		Experience
		Role on	Industry	Degrees and	for
Portfolio	Title	Fund Since	Experience	Designations	Last 5 Years

Manager Name
Andrzej Skiba	Senior Portfolio Manager	2020	18	BSc (Hons) in	BlueBay
				Management and	(2005 to
				International Business	present)
Economics, CFA
Member

The following information is hereby added to the section titled "Other Accounts Managed" on page 67 of the Fund's SAI:

					Number of	Value of
Portfolio	RBC Funds	Account	Number of		Performance Fee	Performance Fee
Manager	Managed	Type	Accounts	Value of Accounts	Accounts	Accounts
	RBC BlueBay
Andrzej	High Yield Bond
Skiba*	Fund
		Pooled	9	$ 8,110,144,000	3	$ 601,857,000
		Separate
		Accounts	26	12,486,959,000	5	1,901,076,000
		Registered
		Inv. Co.	0	0	0	0

*As of December 31, 2019.

The following information is hereby added to the list of the Fund's portfolio managers in the section titled "Portfolio Manager's Beneficial Ownership of Funds" on page 70 of the Fund's SAI:

RBC BlueBay High Yield Bond Fund
Andrzej Skiba*	None

*As of March 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE